Basis of presentation and significant accounting policies - Derivative financial instruments (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Derivative financial instruments
Gain from derivative financial instruments recognized in the earnings		$ 1,314	$ 261	$ 1,321
Forward Euro Contracts
Derivative financial instruments
Maturity period, minimum	6 months
Net gain accumulated in other comprehensive income	$ 22
Gain from derivative financial instruments recognized in the earnings		$ 941